SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—98.0%			Biotechnology (Continued)
Consumer Discretionary—15.4%			Galapagos NV1	13,398	$ 2,045,636
Auto Components—2.1%			Grifols SA	316,296	9,319,679
Continental AG	12,684	$ 1,628,297			19,881,130
Koito Manufacturing Co. Ltd.	92,800	4,575,311	Health Care Equipment & Supplies—6.3%
Valeo SA	92,249	2,996,460	Hoya Corp.	123,493	10,081,566
		9,200,068	LivaNova plc[1]	27,110	2,000,447
Entertainment—1.1%			Medtronic plc	41,110	4,465,368
Ubisoft Entertainment SA1	65,310	4,723,446	ResMed, Inc.	33,350	4,505,918
Hotels, Restaurants & Leisure—1.1%			Siemens Healthineers AG2	156,355	6,151,211
Carnival Corp.	66,180	2,892,728			27,204,510
Flutter Entertainment plc	21,653	2,026,735	Health Care Providers & Services—1.1%
		4,919,463	Fresenius Medical Care AG & Co. KGaA	73,298	4,926,189
Household Durables—1.6%			Life Sciences Tools & Services—1.9%
SEB SA	5,730	870,565	Lonza Group AG1	24,328	8,232,241
SEB SA1	850	129,141	Pharmaceuticals—3.9%
SEB SA, Prime[1]	39,200	5,955,695	Bayer AG	21,910	1,544,806
		6,955,401	Novo Nordisk AS, Cl. B	167,774	8,663,015
Internet & Catalog Retail—1.3%			Roche Holding AG	23,602	6,882,936
Alibaba Group Holding Ltd. , Sponsored					17,090,757
ADR[1]	32,537	5,441,163	Industrials—19.5%
Multiline Retail—1.4%			Aerospace & Defense—1.5%
Dollarama, Inc.	149,816	5,363,455	Airbus SE	50,140	6,519,965
Next plc	12,229	930,168	Building Products—0.3%
		6,293,623	Daikin Industries Ltd.	10,700	1,405,014
Specialty Retail—1.6%			Commercial Services & Supplies—3.6%
Nitori Holdings Co. Ltd.	46,500	6,803,266	Edenred	204,297	9,810,550
Textiles, Apparel & Luxury Goods—5.2%			Prosegur Cash SA2	1,397,310	2,006,125
Cie Financiere Richemont SA	63,032	4,632,317	Prosegur Cia de Seguridad SA	933,328	3,638,503
Hermes International	16,426	11,361,341			15,455,178
LVMH Moet Hennessy Louis Vuitton SE	16,500	6,568,147	Construction & Engineering—0.4%
		22,561,805	Boskalis Westminster	86,165	1,798,884
Consumer Staples—10.0%			Electrical Equipment—4.3%
Beverages—2.8%			Legrand SA	87,290	6,234,864
Britvic plc	79,331	959,267	Melrose Industries plc	1,780,627	4,411,184
Heineken NV	42,917	4,640,816	Nidec Corp.	57,900	7,845,950
Pernod Ricard SA	37,220	6,625,904			18,491,998
		12,225,987
			Machinery—6.9%
Food & Staples Retailing—2.9%			Aalberts NV	123,181	4,886,748
Alimentation Couche-Tard, Inc. , Cl. B	275,862	8,453,785	Atlas Copco AB, Cl. A	236,411	7,278,049
CP ALL PCL	1,606,800	4,270,200	Epiroc AB, Cl. A	417,669	4,534,477
		12,723,985	Kubota Corp.	130,400	1,983,404
Food Products—3.4%			VAT Group AG1,2	61,370	7,749,408
Barry Callebaut AG	3,196	6,601,798	Weir Group plc (The)	187,928	3,297,939
Saputo, Inc.	155,111	4,767,423			29,730,025
WH Group Ltd.	3,775,000	3,416,082	Professional Services—1.0%
		14,785,303	Intertek Group plc	65,640	4,419,738
Tobacco—0.9%			Trading Companies & Distributors—1.5%
Swedish Match AB	92,710	3,835,189	Bunzl plc	119,778	3,131,533
Energy—1.4%			Ferguson plc	49,046	3,583,324
Energy Equipment & Services—1.4%					6,714,857
TechnipFMC plc	247,772	5,918,697	Information Technology—25.5%
Financials—4.2%			Communications Equipment—2.2%
Commercial Banks—2.0%			Nokia OYJ	1,916,698	9,713,348
ICICI Bank Ltd. , Sponsored ADR	729,683	8,887,539	Electronic Equipment, Instruments, & Components—4.7%
Insurance—2.2%			Hitachi Ltd.	306,600	11,481,922
Legal & General Group plc	1,337,566	4,084,057	Keyence Corp.	14,212	8,854,604
Prudential plc	297,255	5,398,437			20,336,526
		9,482,494	IT Services—3.4%
Health Care—17.8%			Amadeus IT Group SA	67,327	4,828,247
Biotechnology—4.6%			EPAM Systems, Inc.[1]	37,300	6,800,536
Ascendis Pharma AS, ADR[1]	12,260	1,180,883
CSL Ltd.	46,418	7,334,932

1 INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
IT Services (Continued)			Materials—4.2%
Worldline SA1,2	46,996	$ 2,968,441	Chemicals—1.7%
		14,597,224	Sika AG	49,615	$7,262,065
Semiconductors & Semiconductor Equipment—7.2%			Construction Materials—1.0%
ASML Holding NV	50,947	12,645,141	James Hardie Industries plc	250,924	4,214,086
Infineon Technologies AG	334,972	6,021,463	Containers & Packaging—1.5%
STMicroelectronics NV	397,770	7,707,001	CCL Industries, Inc. , Cl. B	167,747	6,766,351
Taiwan Semiconductor Manufacturing			Total Common Stocks (Cost $276,056,320)		425,253,158
Co. Ltd.	557,000	4,906,855
		31,280,460
Software—8.0%			Preferred Stock—0.0%
			Zee Entertainment Enterprises Ltd. , 6% Cum.
Atlassian Corp. plc, Cl. A1	12,750	1,599,360	Non-Cv. (Cost $—)	599,541	44,414
Blue Prism Group plc[1]	56,320	658,852
Dassault Systemes SE	33,907	4,830,302
SAP SE	96,129	11,301,349	Investment Company—1.5%
Temenos AG1	52,411	8,783,033	Invesco Government & Agency Portfolio,
Xero Ltd.[1]	172,835	7,282,287	Institutional Class, 1.83%[3] (Cost $6,445,257)	6,445,257	6,445,335
		34,455,183	Total Investments, at Value (Cost
			$282,501,577)	99.5%	431,742,907
			Net Other Assets (Liabilities)	0.5	2,053,580
			Net Assets	100.0%	$433,796,487

Footnotes to Schedule of Investments
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,875,185 or 4.35% of the Fund's net assets at period end.
3. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
France	$69,594,823	16.1%
Switzerland	57,850,801	13.4
Japan	53,031,037	12.3
United States	36,507,103	8.4
United Kingdom	33,209,872	7.7
Germany	31,573,313	7.3
Canada	25,351,013	5.9
Netherlands	23,971,589	5.5
Spain	19,792,554	4.6
Sweden	15,647,714	3.6
Denmark	9,843,898	2.3
Finland	9,713,348	2.2
India	8,931,953	2.1
Australia	7,334,932	1.7
New Zealand	7,282,287	1.7
China	5,441,162	1.3
Taiwan	4,906,855	1.1
Thailand	4,270,200	1.0
Hong Kong	3,416,082	0.8
Belgium	2,045,636	0.5
Ireland	2,026,735	0.5
Total	$431,742,907	100.0%

2 INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1-Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$13,697,346	$53,200,889	$—	$66,898,235
Consumer Staples	13,221,208	30,349,256	—	43,570,464
Energy	—	5,918,697	—	5,918,697
Financials	8,887,539	9,482,494	—	18,370,033
Health Care	12,152,616	65,182,211	—	77,334,827
Industrials	—	84,535,659	—	84,535,659
Information Technology	8,399,896	101,982,845	—	110,382,741
Materials	6,766,351	11,476,151	—	18,242,502
Preferred Stock	44,414	—	—	44,414
Investment Company	6,445,335	—	—	6,445,335
Total Assets	$69,614,705	$362,128,202	$—	$431,742,907

3 INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND